ADDITIONAL CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2013
Supplemental Cash Flow Elements [Abstract]
Interest Paid Included in Net Cash Provided by Operating Activities

The following amounts of interest, royalties, and income and mining taxes paid were included in net cash provided by operating activities:

	Fiscal Year Ended
	December 31, 2013	December 31, 2012	December 31, 2011
Interest paid	34.0	14.5	2.0
Royalties paid	25.9	50.5	23.8
Income and mining taxes paid	31.8	119.7	43.6